Prepaid Expenses and Other Current Assets (Details)																										1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Aug. 26, 2020 USD ($)	Feb. 20, 2020	Jul. 02, 2019 USD ($)	Apr. 23, 2021 USD ($)	May 28, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Total payments to service agreements																														$ 1,200,000
Technology development service agreement, description																									Pursuant to the agreement, the Company appointed HW (HK) Limited to develop an eye protection technical system for a two-year period ending July 1, 2021, and thereafter maintain the system for thirty-six months.
Prepaid software development expenses																												$ 150,000
Cooperation agreement, description																								Guozhong Times entered an Operation Cooperation Agreement with an unrelated company, Heqin (Beijing) Technology Co, Ltd. (“Heqin”) for marketing and promoting the sale of Face Recognition Payment Processing equipment and related technical support, and other products of the Company including Epidemic Prevention and Control Systems. Heqin has a strong sales team who used to work shoulder by shoulder with fortune 500 companies and specializes in business marketing and sales channel establishment and expansion, especially in education industry and public area. They have had successful experience of organizing multiple business matchmaking meetings with customers, distributors and retailers.
Total borrowing amount																																$ 1,410,000	¥ 10,000,000
Other receivable																												(560,011)	¥ 3,680,000
Interest expenses																												$ 28,250	¥ 200,000		¥ 200,000
Interest rate																												15.00%		15.00%				15.00%
Prepaid goods purchased																												$ 101,252		$ 101,252
Other receivables (in Yuan Renminbi) | ¥																																		¥ 3,680,000
Subsequent Event [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Remaining payment																										$ 200,000
Monthly loan payments																							$ 519,811
SDT Trade Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Amount payable																												1,000,000
Research and development expense																												400,000		400,000
Intangible asset software development																												600,000
Amount payable to SDT																														1,000,000
Prepaid software development expenses																														600,000
Prepaid software development expenses non-current																																			$ 500,000
HW(HK) Limited [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Research and development expense																												350,000
Intangible asset software development																												400,000
Technology development service agreement, description																									Pursuant to the agreement, the Company appointed HW (HK) Limited to develop an eye protection technical system for a two-year period ending July 1, 2021, and thereafter maintain the system for 36 months.
Amount payable to SDT																												$ 900,000
Prepaid software development expenses																														600,000
Research and development expenses																														300,000
Heqin [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Cooperation agreement, description																								Guozhong Times entered an Operation Cooperation Agreement with an unrelated company, Heqin (Beijing) Technology Co, Ltd. (“Heqin”) for marketing and promoting the sale of Face Recognition Payment Processing equipment and related technical support, and other products of the Company including Epidemic Prevention and Control Systems. Heqin has a sales team which used to work with Fortune 500 companies and specializes in business marketing and sales channel establishment and expansion, especially in education industry and public area. It has had successful experience of organizing multiple business matchmaking meetings with customers, distributors and retailers.
Forecast [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Monthly loan payments	$ (12,174)	¥ 80,000	$ (91,306)	¥ 600,000	$ (152,176)	¥ 1,000,000	$ (121,742)	¥ 800,000	$ (121,742)	¥ 800,000	$ (60,871)	¥ 400,000
Monthly loan payments													$ 11,300	¥ 80,000	$ 84,752	¥ 600,000	$ 141,253	¥ 1,000,000	$ 113,002	¥ 800,000	$ 169,504	¥ 1,200,000
Agreement [Member] | SDT Trade Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Total payments to service agreements																											$ 1,200,000
Payment to agreement																											$ 1,200,000
Agreement [Member] | HW(HK) Limited [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Total payments to service agreements																									$ 1,200,000
Service Agreements [Member] | HW(HK) Limited [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Payments to service agreements																														$ 900,000
Minimum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Profits of sale of face recognition payment, percent																												30.00%	30.00%	30.00%	30.00%
Maximum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Profits of sale of face recognition payment, percent																												70.00%	70.00%	70.00%	70.00%